Loans and Allowance for Loan Losses (Details 1) - Loans Receivable $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at December 31, 2014	$ 4,940
New loans	286
Amounts collected	(499)
Balance at December 31, 2015	$ 4,727